united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Eric Kane

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2688

Date of fiscal year end: 9/30

Date of reporting period: 6/30/19

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
June 30,2019
Shares		Fair Value

	COMMON STOCK - 94.6%
	AGRICULTURE - 3.3%
8,000	Altria Group, Inc. ^	$378,800
40,000	Archer-Daniels-Midland Co. ^	1,632,000
14,400	Bunge Ltd. ^	802,224
		2,813,024
	AIRLINES - 4.0%
26,500	Alaska Air Group, Inc. ^	1,693,615
30,000	Delta Air Lines Inc. ^	1,702,500
		3,396,115
	AUTO MANUFACTURERS - 1.7%
140,000	Ford Motor Co. ^	1,432,200

	BANKS - 11.4%
52,000	Bank of America Corp.	1,508,000
25,000	BB&T Corp. ^	1,228,250
25,000	Citigroup, Inc. ^	1,750,750
20,000	JPMorgan Chase & Co. ^ (a)	2,236,000
30,000	US Bancorp	1,572,000
30,000	Wells Fargo & Co.	1,419,600
		9,714,600
	BEVERAGES - 1.6%
15,000	Anheuser-Busch InBev SA/NV - ADR ^	1,327,650

	BIOTECHNOLOGY - 5.7%
10,000	Amgen, Inc. ^	1,842,800
6,666	Corteva, Inc. ^ * (a)	197,114
41,000	Gilead Sciences, Inc. ^ (a)	2,769,960
		4,809,874
	CHEMICALS - 1.8%
21,033	Dow, Inc. * (a)	1,037,136
6,666	DuPont de Nemours, Inc. ^ (a)	500,417
		1,537,553
	COMPUTERS - 6.5%
14,000	Apple, Inc. ^ (a)	2,770,880
20,000	International Business Machines Corp. ^ (a)	2,758,000
		5,528,880
	ELECTRIC - 1.4%
15,000	Dominion Energy, Inc.	1,159,800

	FOOD - 3.4%
7,500	General Mills, Inc. ^	393,900
15,000	Kellogg Co. ^	803,550
54,000	Kraft Heinz Co. ^	1,676,160
		2,873,610
	HOME & OFFICE FURNISHINGS - 1.1%
61,000	Newell Brands, Inc. ^	940,620

	INSURANCE - 2.0%
17,000	Prudential Financial, Inc. ^	1,717,000

	INVESTMENT MANAGEMENT - 3.4%
140,000	Invesco Ltd. ^ (a)	2,864,400

	IRON/STEEL - 1.3%
20,000	Nucor Corp. ^	1,102,000

	LODGING - 1.5%
10,000	Wynn Resorts Ltd. ^	1,239,900

	MEDIA - 1.1%
32,300	Viacom, Inc.	964,801

	MISCELLANEOUS MANUFACTURING - 2.6%
8,000	3M Co. ^	1,386,720
90,000	General Electric Co. ^ (a)	945,000
		2,331,720

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30,2019
Shares					Fair Value

	COMMON STOCK (Continued) - 94.6%
	OIL & GAS - 6.9%
40,000	BP PLC - ADR ^				$1,668,000
18,000	Chevron Corp. ^				2,239,920
20,000	Exxon Mobil Corp. ^ (a)				1,532,600
10,000	Schlumberger Ltd.				397,400
					5,837,920
	PHARMACEUTICALS - 7.2%
22,000	AbbVie, Inc.				1,599,840
43,500	Bristol-Myers Squibb Co.				1,972,725
12,000	Johnson & Johnson ^				1,671,360
20,000	Pfizer, Inc. ^				866,400
					6,110,325
	REAL ESTATE INVESTMENT TRUSTS - 1.0%
45,000	Host Hotels & Resorts, Inc.				819,900

	RETAIL - 9.9%
46,000	CVS Health Corp. ^				2,506,540
4,000	Home Depot, Inc. ^				831,880
40,000	L Brands, Inc. ^				1,044,000
55,000	Nordstrom, Inc. ^				1,752,300
55,000	Tapestry, Inc. ^				1,745,150
5,000	Walmart, Inc. ^				552,450
					8,432,320
	SEMICONDUCTORS - 5.5%
4,000	Broadcom, Inc. ^				1,151,440
35,000	Intel Corp. ^ (a)				1,675,450
24,000	QUALCOMM, Inc. ^				1,825,680
					4,652,570
	SOFTWARE - 0.8%
5,000	Microsoft Corp. ^				669,800

	TELECOMMUNICATIONS - 7.2%
78,300	AT&T, Inc. ^ (a)				2,623,833
19,000	Cisco Systems, Inc. ^				1,039,870
20,000	Verizon Communications, Inc. ^ (a)				1,142,600
80,000	Vodafone Group PLC - ADR ^				1,306,400
					6,112,703
	TOYS/GAMES/HOBBIES - 1.1%
9,000	Hasbro, Inc. ^				951,120

	TRANSPORTATION - 1.2%
10,000	United Parcel Service, Inc. ^				1,032,700

	TOTAL COMMON STOCK				80,373,105
	(Cost - $88,379,671)
Contracts**

	PUT OPTIONS PURCHASED * - 0.3%	Expiration	Exercise Price	Notional Amount
100	SPDR S&P 500 ETF Trust	July 2019	$270.00	$2,700,000	3,100
100	SPDR S&P 500 ETF Trust	July 2019	275.00	2,750,000	4,900
100	SPDR S&P 500 ETF Trust	July 2019	280.00	2,800,000	7,700
150	SPDR S&P 500 ETF Trust	August 2019	270.00	4,050,000	16,350
150	SPDR S&P 500 ETF Trust	August 2019	275.00	4,125,000	21,600
1,150	SPDR S&P 500 ETF Trust	August 2019	280.00	32,200,000	232,300
	TOTAL PUT OPTIONS PURCHASED				285,950
	(Cost - $597,658)
	SHORT-TERM INVESTMENT - 5.5%
	MONEY MARKET FUND - 5.5%
4,644,530	JPMorgan U.S. Treasury Plus Money Market Fund - Institutional Shares, 2.22% +				4,644,530
	TOTAL SHORT-TERM INVESTMENT
	(Cost - $4,644,530)
	TOTAL INVESTMENTS - 100.4% (Cost - $93,621,859)				$85,303,585
	OPTIONS WRITTEN (Premiums Received - $619,860) - (0.7) %				(591,156)
	OTHER ASSETS LESS LIABILITES - 0.3%				235,114
	NET ASSETS - 100.0%				$84,947,543

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
June 30,2019
Contracts **		Expiration	Exercise Price	Notional Amount	Fair Value

	CALL OPTIONS WRITTEN * - (0.7) %
40	3M Co. MMM	July 2019	$175.00	$700,000	$11,000
100	Alaska Air Group, Inc.	July 2019	62.50	625,000	23,000
80	Altria Group, Inc.	July 2019	47.50	380,000	8,560
50	Amgen, Inc.	July 2019	185.00	925,000	19,250
75	Anheuser-Busch InBev SA/NV - ADR	July 2019	90.00	675,000	8,700
70	Apple, Inc.	July 2019	205.00	1,435,000	15,540
200	Archer-Daniels-Midland Co.	July 2019	42.00	840,000	4,400
250	AT&T, Inc.	July 2019	32.00	800,000	37,750
75	BB&T Corp.	July 2019	49.00	367,500	9,150
150	BP PLC - ADR	July 2019	43.00	645,000	3,600
20	Broadcom Ltd.	July 2019	280.00	560,000	27,800
50	Bunge Ltd.	July 2019	57.50	287,500	2,750
90	Chevron Corp.	July 2019	125.00	1,125,000	15,750
95	Cisco Systems, Inc.	July 2019	57.50	546,250	2,185
125	Citigroup, Inc.	July 2019	70.00	875,000	22,125
60	Corteva, Inc.	July 2019	28.00	168,000	10,800
80	CVS Health Corp.	July 2019	55.00	440,000	8,160
100	Delta Air Lines, Inc.	July 2019	57.50	575,000	13,500
75	DuPont de Nemours, Inc.	July 2019	77.50	581,250	4,875
50	Exxon Mobile Corp.	July 2019	77.50	387,500	4,100
700	Ford Motor Co.	July 2019	10.00	700,000	26,600
100	General Electric Co.	July 2019	10.00	100,000	6,200
75	General Mills, Inc.	July 2019	52.50	393,750	5,850
150	Gilead Sciences, Inc.	July 2019	70.00	1,050,000	8,100
45	Hasbro, Inc.	July 2019	105.00	472,500	12,938
20	Home Depot, Inc.	July 2019	210.00	420,000	5,320
100	Intel Corp.	July 2019	47.00	470,000	17,800
100	International Business Machines Corp.	July 2019	145.00	1,450,000	12,300
300	Invesco Ltd.	July 2019	21.00	630,000	9,000
90	Johnson & Johnson	July 2019	140.00	1,260,000	20,250
50	JPMorgan Chase & Co.	July 2019	110.00	550,000	15,000
50	Kellogg Co.	July 2019	55.00	275,000	2,100
200	Kraft Heinz Co.	July 2019	31.00	620,000	17,000
100	L Brands, Inc.	July 2019	25.00	250,000	17,100
50	Microsoft Corp.	July 2019	140.00	513,000	4,050
200	Newell Brands, Inc.	July 2019	15.00	300,000	15,000
100	Nordstrom, Inc.	July 2019	32.50	325,000	7,900
1	Nucor Corp.	July 2019	53.00	5,300	283
100	Pfizer, Inc.	July 2019	43.50	435,000	6,500
85	Prudential Financial, Inc.	July 2019	100.00	850,000	21,845
100	QUALCOMM, Inc.	July 2019	72.50	725,000	46,300
150	Tapestry, Inc.	July 2019	31.50	472,500	15,000
50	United Parcel Service, Inc.	July 2019	105.00	525,000	6,250
100	Verizon Communications, Inc.	July 2019	58.50	585,000	1,800
400	Vodafone Group PLC - ADR	July 2019	16.00	640,000	20,800
25	Walmart, Inc.	July 2019	112.00	280,000	2,250
25	Wynn Resorts Ltd.	July 2019	123.00	307,500	14,625
	TOTAL CALL OPTIONS WRITTEN				$591,156
	(Premiums Received - $619,860)

ADR - American Depositary Receipt
PLC - Public Limited Company
+ Variable rate security - interest rate is as of June 30, 2019.
^ Security is subject to written call options.
* Non-income producing security.
** Each call option contract allows the holder of the option to purchase 100 shares of the underlying stock.
(a) All or portion of the security is pledged as collateral.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30,2019
The following is a summary of significant accounting policies followed by the Fund. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services - Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – The Fund’s securities are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term investments that mature in 60 days or less, at the time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant, or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Covered Bridge Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
June 30,2019

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, price for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2019 for the Fund's assets and liabilities measured at fair value:
	Assets	Level 1	Level 2		Level 3	Total
	Common Stock *	$80,373,105	$-		$-	$80,373,105
	Put Options Purchased	285,950				285,950
	Short-Term lnvestment	4,644,530	-		-	4,644,530
	Total	$85,303,585	$-		$-	$85,303,585
	Liabilities
	Options Written	$591,156	$-		$-	$591,156
	The Fund did not hold any Level 3 securities during the period.
	There were no transfers into or out of Level 1, Level 2 and Level 3 during the current period presented.
	It is the Fund's policy to record transfers into or out of any Level at the end of the reporting period.
	* See Portfolio of Investments for industry classifications.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund because these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

As of June 30, 2019 the amount of unrealized loss on options subject to equity contracts risk exposure amounted to $(283,005).

The notional value of the options outstanding as of June 30, 2019 as disclosed in the Portfolio of Investments serves as an indicator of the volume of derivative activity for the Fund.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at June 30, 2019, were as follows:

Tax Cost		Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$93,007,943		$1,060,661	$(9,356,175)	$(8,295,514)

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust III

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/29/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ Richard Malinowski

Richard Malinowski, Principal Executive Officer/President

Date 8/29/19

By

/s/ Brian Curley

Brian Curley, Principal Financial Officer/Treasurer

Date 8/29/19